GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED JUNE 30, 2023
TO THE STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE SERIES OF THE TRUST INCLUDED IN SCHEDULE A, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statutory Prospectus and SAI.

The supplements dated March 29, 2023 and April 1, 2023 to the Statutory Prospectus and Statement of Additional Information for each of the funds listed in Schedule A below (the “Funds”) are amended to clarify that the Funds’ custodian, transfer agent and securities lending agent will transition from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about July 10, 2023.

SCHEDULE A
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF STATEMENT OF ADDITIONAL INFORMATION, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X Green Building ETF	April 1, 2023	April 1, 2023
Global X CleanTech ETF	April 1, 2023	April 1, 2023
Global X FinTech ETF	April 1, 2023	April 1, 2023
Global X Internet of Things ETF	April 1, 2023	April 1, 2023
Global X Social Media ETF	April 1, 2023	April 1, 2023
Global X Hydrogen ETF	April 1, 2023	April 1, 2023
Global X Metaverse ETF	April 1, 2023	April 1, 2023
Global X Solar ETF	April 1, 2023	April 1, 2023
Global X Wind Energy ETF	April 1, 2023	April 1, 2023
Global X Artificial Intelligence & Technology ETF	April 1, 2023	April 1, 2023
Global X Data Center REITs & Digital Infrastructure ETF	April 1, 2023	April 1, 2023
Global X Video Games & Esports ETF	April 1, 2023	April 1, 2023
Global X Cybersecurity ETF	April 1, 2023	April 1, 2023
Global X Silver Miners ETF	March 1, 2023	March 1, 2023

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE